Bank Overdraft Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Bank Overdraft [Abstract]
BANK OVERDRAFT FACILITY

NOTE 11 – BANK OVERDRAFT FACILITY

Bank overdraft facility consisted of the following as of:

	September 30, 2025	December 31, 2024

HDFC Bank Ltd overdraft (with lien against fixed deposits) (OD1)	3,313,048	4,486,181
HDFC Bank Ltd overdraft (OD2)	6,756,735	3,508,725
Bank overdraft	10,069,783	7,994,906

The HDFC Bank overdraft facility (OD1), amounting to $3,313,048, is availed against a lien on fixed deposits totaling $4,641,361 provided by the Company and the HDFC Bank LTD Overdraft (OD2) facility is secured by a charge over all current assets, plant, and machinery of the Company, as well as a lien on fixed deposits of $675,107 in favor of HDFC Bank. Additionally, both overdraft facilities are secured by personal guarantees provided both by Dr. Sudhir Prem Srivastava and Dr. Vishwajyoti P Srivastava. As of September 30, 2025, and December 31, 2024, the Company was in compliance with all financial and non-financial covenants under the bank overdraft facility agreements.

HDFC Bank has sanctioned overdraft facilities subject to operational terms and conditions, including payment on demand, comprehensive insurance coverage against all risks of primary security, periodic inspections of the plant by the bank, and submission of monthly stock and financial records to the bank within 30 days after each month-end. Security for this facility includes current assets, plant and machinery, furniture and fixtures, computers, other moveable fixed assets and a personal guarantee of both Dr. Sudhir Srivastava and Dr. Vishwajyoti P Srivastava.

The cash credit facility is sanctioned at an interest rate of 8.90% (linked with 1-month Repo rate + 3.4%) per annum on the working capital overdraft limit, with interest payable monthly on the first day of the subsequent month. Overdraft facility against fixed deposits is sanctioned with an interest rate of 1.25% over and above prevailing rate of interest on fixed deposits, payable at monthly intervals on the first day of the following month.

NOTE 11 – BANK OVERDRAFT

Bank Overdraft consisted of:

	Year Ended
	December 31,	December 31,
	2024	2023
HDFC Bank Ltd overdraft (with lien against fixed deposits) (OD1)	4,486,181	4,756,389
HDFC Bank Ltd overdraft (OD2)	3,508,725	1,262,537
Bank overdraft	7,994,906	6,018,926

The HDFC Bank overdraft (OD1) of $4,486,181 is availed on the basis of lien on the fixed deposits of $5,404,300 provided by the Company. The HDFC Bank overdraft (OD2) is secured by all the current assets, plant and machinery of the Company and additionally secured by personal guarantees provided by Dr Sudhir Prem Srivastava. As of December 31, 2024 and 2023, all financial and non-financial covenants under the bank overdraft facility agreement were complied with by the Company.

HDFC Bank has sanctioned overdraft facilities subject to operational terms and conditions, including payment on demand, comprehensive insurance coverage against all risks of primary security, periodic inspections of the plant by the bank, and submission of monthly stock and financial records to the bank within 30 days after each month-end. Security for this facility includes current assets, plant and machinery, furniture and fixtures, and a personal guarantee from Dr. Sudhir Prem Shrivastava.

The cash credit facility is sanctioned at an interest rate of 9.50% (linked with 3-month T-Bill) per annum on the working capital overdraft limit, with interest payable monthly on the first day of the subsequent month. Overdraft facility against fixed deposits is sanctioned with an interest rate of 1.25% over and above prevailing rate of interest on fixed deposits, payable at monthly intervals on the first day of the following month.